Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment and Geographic Information
11. Segment and Geographic Information
The Company’s chief operating decision maker (CODM) is the Company’s chief executive officer (
CEO
) and reviews the financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The CODM uses revenue, gross margin, operating expenses and net loss by its single
operating and reportable segment to make strategic business decisions.
The following table sets forth the Company’s disaggregation of operating expenses which were reviewed by the CODM for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three months ended September 30,		Nine months Ended September 30,
	2025	2024	2025	2024
Research and development	$8,889	$9,568	$26,474	$28,395
Sales and marketing	2,479	2,758	7,427	8,025
General and administrative	6,352	4,361	16,916	13,065

Total operating expenses	$17,720	$16,687	$50,817	$49,485

The following is a summary of net sales for the three and nine months ended September 30, 2025 and 2024, based on the country to which the Company’s products were shipped, which may be different from the geographic locations of the ultimate end customers (in thousands):

	Three months ended September 30,		Nine months Ended September 30,
	2025	2024	2025	2024
Taiwan	$7,409	$4,055	$20,254	$13,923
China	6,202	15,219	20,459	39,519
Singapore	1,629	—	7,284	1
Rest of the World*	2,925	992	3,773	2,285

Total	$18,165	$20,266	$51,770	$55,728

*	Other countries individually less than 10%

The following illustrates property, equipment and software, net, and right-of-use
assets, net by geographic locations based on physical location (in thousands):

	September 30, 2025	December 31, 2024
Taiwan	$3,747	$2,139
China	711	593
North America	601	786
Rest of the World*	23	26

Total	$5,082	$3,544

*	Other countries individually less than 10%

15. Segment and Geographic Information
The Company’s CODM is the Company’s
CEO
and reviews the financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The CODM uses revenue, gross margin, operating expenses and net loss by its single
operating and reportable segment to make strategic business decisions.
The following table sets forth the Company’s disaggregation of operating expenses which were reviewed by the CODM for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Research and development	$37,168	$44,020
Sales and marketing	10,731	11,512
General and administrative	17,005	15,231

Total operating expenses	$64,904	$70,763

The following is a summary of net sales for the years ended December 31, 2024 and 2023, based on the country to which the products were shipped, which may be different from the geographic locations of the ultimate end customers (in thousands):

	2024	2023
China	$54,728	$57,692
Taiwan	18,190	57
Rest of the World*	3,149	7,788

Total	$76,067	$65,537

*	Other countries individually less than 10%
The following illustrates property, equipment and software, net, and right-of-use
assets, net by geographic locations based on physical location (in thousands):

	2024	2023
North America	$786	$1,400
Taiwan	2,139	762
China	593	774
Rest of the World*	26	37

Total	$3,544	$2,973

*	Other countries individually less than 10%